Mutual Funds	Summary Prospectus

Nuveen Money Market Fund

AUGUST 1, 2025

Class:	Class A	Class I	Premier	Class R6	Retirement	Class W
Ticker:	TIRXX	TMHXX	TPPXX	TCIXX	TIEXX	TMWXX

This summary prospectus is designed to provide investors with key Fund information in a clear and concise format. Before you invest, you may want to review the Fund’s complete prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, reports to shareholders and other information about the Fund online at www.nuveen.com/prospectus. You can also get this information at no cost by calling 800-257-8787 or by sending an e-mail request to mutualfunds@nuveen.com. If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the prospectus, reports to shareholders and other information will also be available from your financial intermediary. The Fund’s prospectus and statement of additional information, both dated August 1, 2025, are incorporated by reference into this summary prospectus and may be obtained, free of charge, at the website, phone number or e-mail address noted above.

Investment objective

The Fund seeks current income consistent with maintaining liquidity and preserving capital.

Fees and expenses

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.

The tables and examples below do not reflect any commissions that shareholders may be required to pay directly to their financial intermediaries when buying or selling Class I shares.

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SHAREHOLDER FEES (fees paid directly from your investment)

	Class A	Class I	Premier Class	Class R6	Retirement Class	Class W
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	0%	0%	0%	0%	0%	0%
Maximum deferred sales charge (load)	0%	0%	0%	0%	0%	0%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	0%	0%	0%	0%	0%	0%
Redemption or exchange fee	0%	0%	0%	0%	0%	0%
Annual low balance account fee (for accounts under $1,000)	$15.00	0%	0%	0%	0%	0%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class I	Premier Class	Class R6	Retirement Class	Class W

Management fees	0.10%		0.10%	0.10%	0.10%	0.10%	0.10%
Distribution (Rule 12b-1) fees	0.25%		—	0.15%	—	—	—
Other expenses	0.13%	[1]	0.08%	0.02%	0.02%	0.27%	0.02%	[2]
Total annual Fund operating expenses	0.48%		0.18%	0.27%	0.12%	0.37%	0.12%
Waivers and expense reimbursements[3]	—		—	—	—	—	(0.12)%	[4]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.48%		0.18%	0.27%	0.12%	0.37%	0.00%

1	Restated to reflect estimates for the current fiscal year.
2	Estimate is for the current fiscal year.
3

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.50% of average daily net assets for Class A shares; (ii) 0.30% of average daily net assets for Class I shares; (iii) 0.30% of average daily net assets for Premier Class shares; (iv) 0.15% of average daily net assets for Class R6 shares; (v) 0.40% of average daily net assets for Retirement Class shares; and (vi) 0.15% of average daily net assets for Class W shares of the Fund. These expense reimbursement arrangements will continue through at least July 31, 2026, unless changed with approval of the Board of Trustees.

4

Teachers Advisors, LLC has contractually agreed to waive and/or reimburse Class W’s Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, Trustee expenses and extraordinary expenses) in their entirety. Teachers Advisors, LLC expects these waiver and/or reimbursement arrangements to remain in effect indefinitely, unless changed or terminated with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain

2     Summary Prospectus  ■  Nuveen Money Market Fund

the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class I	Premier Class	Class R6	Retirement Class	Class W
1 year	$49	$18	$28	$12	$38	$0
3 years	$154	$58	$87	$39	$119	$0
5 years	$269	$101	$152	$68	$208	$0
10 years	$604	$230	$343	$154	$468	$0

Principal investment strategies

The Fund is a “government money market fund,” as defined in the applicable rules governing money market funds, and as such invests at least 99.5% of its total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully by cash or U.S. Government securities. These investments include (1) securities issued by, or whose principal and interest are guaranteed by, the U.S. Government or one of its agencies or instrumentalities and (2) repurchase agreements involving securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities. Short-term, U.S. Government securities generally pay interest that is among the lowest for income-paying securities. Because of this, the yield on the Fund will likely be lower than the yields on funds that invest in longer-term or lower-quality securities. The Fund’s investments may include securities having a variable or floating interest rate.

Generally, the Fund seeks to maintain a share value of $1.00 per share. The Fund’s investments will be made in accordance with the applicable rules governing the quality, maturity and diversification of securities and other instruments held by money market funds. The Fund maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life to maturity of 120 days or less, and invests in debt obligations with a remaining maturity of 397 days or less.

Teachers Advisors, LLC (“Advisors”) limits the Fund’s investments to U.S. Government securities or securities that present minimal credit risks to the Fund and are of eligible quality.

A government money market fund is not required to impose liquidity fees, and the Fund does not currently intend to impose such fees. However, the Fund’s Board of Trustees of the Trust (“Board of Trustees”) could elect to subject the Fund to such fees in the future.

The above list of investments is not exclusive and the Fund may make other investments consistent with its investment objective and policies.

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Principal investment risks

You could lose money by investing in this Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Current Income Risk—The risk that the income the Fund receives may fall as a result of a decline in interest rates. In a low or negative interest rate environment, the Fund may not be able to achieve a positive or zero yield or maintain a stable net asset value (“NAV”) of $1.00 per share.

• Issuer Risk (often called Financial Risk)—The risk that an issuer’s earnings prospects, credit rating and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time.

• Credit Risk (a type of Issuer Risk)—The risk that the issuer of fixed-income investments may not be able or willing, or may be perceived (whether by market participants, rating agencies, pricing services or otherwise) as not able or willing, to meet interest or principal payments when the payments become due. Actual or perceived changes in economic, social, public health, financial or political conditions in general or that affect a particular type of investment, issuer, guarantor or counterparty can reduce the ability of the party to meet its obligations, which can affect the credit quality, liquidity and/or value of an investment.

• Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for the Fund to properly value its investments and that the Fund may not be able to purchase or sell an investment at an attractive price, if at all.

• Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments may decline in certain interest rate environments.

• Interest Rate Risk (a type of Market Risk)—The risk that changes in interest rates can adversely affect the value or liquidity of, and income generated by, fixed-income investments. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments and during periods when prevailing interest rates are changing. There is a risk that interest rates across the financial system may change, possibly significantly and/or rapidly. In general, changing interest rates, including rates that fall below zero, or a lack of market participants may lead to decreased liquidity and increased volatility in the fixed-income or debt markets, making it more

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difficult for the Fund to sell fixed-income investments. When interest rates change, the values of longer duration fixed-income securities usually change more than the values of shorter duration fixed-income securities. Conversely, fixed-income securities with shorter durations or maturities will be less volatile but may provide lower returns than fixed-income securities with longer durations or maturities. Other factors that may affect the value of debt securities include, but are not limited to, economic, political, public health, and other crises and responses by governments and companies to such crises.

• U.S. Government Securities Risk—Securities issued by the U.S. Government or one of its agencies or instrumentalities may receive varying levels of support from the U.S. Government, which could affect the Fund’s ability to recover should they default. To the extent the Fund invests significantly in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, any market movements, regulatory changes or changes in political or economic conditions that affect the securities of the U.S. Government or its agencies or instrumentalities in which the Fund invests may have a significant impact on the Fund’s performance.

• Floating and Variable Rate Securities Risk—Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.

• Active Management Risk—The risk that Advisors’ strategy, investment selection or trading execution may cause the Fund to underperform relative to the peer group average or mutual funds with similar investment objectives and/or strategies and may not produce the desired results or expected returns.

Please see the non-summary portion of the Prospectus for more detailed information about the risks described above.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of Class R6 of the Fund in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of Class R6 may vary from the other share classes. Below the bar chart are the best and worst returns of Class R6 for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for Class A, Class I, Premier Class, Class R6 and Retirement Class over

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the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2024, and how those returns compare to those of the Fund’s peer group average.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. As of October 14, 2016, certain changes were made to the Fund’s investment strategies. Performance information prior to this date reflects the Fund’s investment strategies before this date. As a result, the Fund’s performance after October 14, 2016 may differ materially from the performance information shown below for the period prior to October 14, 2016. Past performance of the Fund is not necessarily an indication of how it will perform in the future. The peer group average listed below is unmanaged, and you cannot invest directly in the peer group average.

For current performance information of each share class, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

ANNUAL TOTAL RETURNS FOR CLASS R6 SHARES (%)†

Nuveen Money Market Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2025, was 2.14%.

Best quarter: 1.33%, for the quarter ended December 31, 2023. Worst quarter: 0.00%, for the quarter ended March 31, 2015.

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AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2024

Class name (Inception date)	One year	Five years	Ten years	Class I Since inception (12/04/2015)
Class R6 (07/01/1999)
Return before taxes	5.19%	2.41%	1.69%	N/A
Class I (12/04/2015)
Return before taxes	5.15%	2.41%	N/A	1.85%
Premier Class (09/30/2009)
Return before taxes†	5.04%	2.31%	1.58%	N/A
Retirement Class (03/31/2006)
Return before taxes†	4.93%	2.28%	1.54%	N/A
Class A (03/31/2006)
Return before taxes†	4.85%	2.20%	1.45%	N/A

iMoneyNet Money Fund Averages™—All Government
(reflects no deductions for fees, expenses or taxes)	4.93%	2.24%	1.49%	1.64%

Current performance of the Fund’s shares may be higher or lower than that shown above.
†

Part or all of the Rule 12b-1 distribution fee of Class A and Premier Classes and the service fee of the Retirement Class were being voluntarily waived in order to keep the yield of these classes at a minimum of zero. These waivers are voluntary and may be terminated at any time. Advisors is also contractually reimbursing certain expenses through at least July 31, 2026, unless changed with the approval of the Board of Trustees. Without these waivers and reimbursements, total returns would have been lower and expenses would have been higher.

For the Fund’s most current 7-day yield, please call the Fund at 800-842-2252.

Portfolio management

Investment Adviser. Teachers Advisors, LLC.

Portfolio Managers.

Name:	Chad Kemper	Andrew Hurst
Title:	Managing Director	Director
Experience on Fund:	since 2020	since 2020

Purchase and sale of Fund shares

You may purchase, redeem or exchange shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its affiliated exchanges, NYSE Arca Equities or NYSE American, are open for trading (each such day a “Business Day”) directly from the Fund (for certain share classes) or through a financial advisor, employee benefit plan or other financial intermediary. The Fund’s initial and subsequent investment minimums generally are as follows, although certain financial intermediaries may impose their own investment minimums and the Fund may reduce or waive the minimums in some cases:

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	Eligibility and Minimum Initial Investment	Minimum Additional Investment
Class A	Available only through certain financial intermediaries or by contacting the Fund directly as described in the Prospectus. $2,500 for all accounts except: • $2,000 for Traditional/Roth IRA accounts and Coverdell Education Savings Accounts. • $250 for accounts opened through fee-based programs. • No minimum for retirement plans.	$100
Class I

Available only through fee-based programs and certain retirement plans, and to other limited categories of investors as described in the Prospectus.

$100,000 for all accounts except:

• $250 for clients of financial intermediaries and family offices that have accounts holding Class I shares with an aggregate value of at least $100,000 (or that are expected to reach this level).

• No minimum for eligible retirement plans and certain other categories of eligible investors as described in the Prospectus.

		No minimum.
Premier Class, Retirement Class	Available only through certain employee benefit plans, other types of savings plans or accounts and certain financial intermediaries as described in the Prospectus. No minimum.	No minimum.
Class R6

Available only to certain eligible investors as described in the Prospectus and through fee-based programs.

$1 million for all accounts except:

• $1,000 for clients of financial intermediaries who charge such clients an ongoing fee for advisory, investment, consulting or related services.

		No minimum.
Class W

Available directly from the Fund only by funds advised by Advisors or its affiliates or other clients or accounts of Advisors or its affiliates that are subject to a contractual fee for advisory, management or other similar or related services provided by Advisors or its affiliates.

No minimum.

		No minimum.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

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Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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